Consolidated statement of comprehensive income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income/(Loss)	CAD 573	CAD (1,140)	CAD 1,994
Other Comprehensive (Loss)/Income, Net of Income Taxes
Foreign currency translation gains on net investment in foreign operations	3	813	517
Change in fair value of net investment hedges	(10)	(372)	(276)
Change in fair value of cash flow hedges	30	(57)	(69)
Reclassification to net income of gains and losses on cash flow hedges	42	88	(55)
Unrealized actuarial losses and gains on pension and other post-retirement benefit plans	(26)	51	(102)
Reclassification to net income of actuarial loss and prior service costs on pension and other post-retirement benefit plans	16	32	18
Other comprehensive (loss)/income on equity investments	(87)	47	(204)
Other comprehensive (loss)/income (Note 22)	(32)	602	(171)
Comprehensive Income/(Loss)	541	(538)	1,823
Comprehensive income attributable to non-controlling interests	241	312	281
Comprehensive Income/(Loss) Attributable to Controlling Interests	300	(850)	1,542
Preferred share dividends	0	0	2
Comprehensive Income/(Loss) Attributable to Common Shares	CAD 300	CAD (850)	CAD 1,540